BRIDGE BUILDER TRUST

Bridge Builder Small/Mid Cap Growth Fund

Supplement dated August 10, 2015
to the Prospectus
dated April 27, 2015

This supplement provides new and additional information beyond that contained in the
Prospectus and should be read in conjunction with the Prospectus.

1.   The fourth paragraph under the sub-section entitled "Principal Investment Strategies" under the section entitled "Summary Section – Bridge Builder Small/Mid Cap Growth Fund" is hereby deleted and replaced with the following:

The Adviser is responsible for determining the amount of Fund assets to allocate to each Sub-adviser. The Adviser currently intends to allocate Fund assets for each investment strategy to the following Sub-advisers: Eagle Asset Management, Inc. (“Eagle”); ClearBridge Investments, LLC (“ClearBridge”); Champlain Investment Partners, LLC (“Champlain”); Stephens Investment Management Group, LLC ("SIMG"); and BlackRock Investment Management, LLC (“BlackRock”). The Adviser may adjust allocations to the Sub-advisers at any time or make recommendations to the Board of Trustees with respect to the hiring, termination, or replacement of the Sub-advisers. Below is a summary of each Sub-adviser’s principal investment strategies.

2.   The following paragraph is hereby added immediately after the sub-section entitled "Principal Investment Strategies – Champlain's Principal Investment Strategies" under the section entitled "Summary Section – Bridge Builder Small/Mid Cap Growth Fund."

SIMG's Principal Investment Strategies
SIMG evaluates and selects securities of both mid-capitalization and small-capitalization companies.  When making its investment decisions, SIMG employs a disciplined, bottom-up investment selection process that combines rigorous fundamental analysis with quantitative screening in an effort to identify companies that exhibit potential for superior earnings growth that is unrecognized by the markets. SIMG has two screens—one for core growth stocks and one for catalyst stocks. Core growth stocks have strong growth franchises, recurring revenue, and above-average growth rates; catalyst stocks, in comparison, are experiencing change that could lead to accelerated earnings growth.

3.   The following table is hereby added immediately after the sub-section entitled "Sub-advisers and Portfolio Managers - Champlain" under the section entitled "Summary Section – Bridge Builder Small/Mid Cap Growth Fund."

SIMG
Portfolio Manager(s)	Position with Stephens Investment Management Group, LLC	Length of Service to the Fund
Ryan Crane, CFA	Chief Investment Officer	Since August 10, 2015

4.   The sixth paragraph under the sub-section entitled "Principal Investment Strategies of the Small/Mid Cap Growth Fund" under the section entitled "Additional Information Regarding the Funds' Investment Objective, Strategies and Risks" is hereby deleted and replaced with the following:

The Adviser currently intends to allocate Fund assets for each investment strategy to the following Sub-advisers: Eagle Asset Management, Inc. (“Eagle”); ClearBridge Investments, LLC (“ClearBridge”); Champlain Investment Partners, LLC (“Champlain”); Stephens Investment Management Group, LLC ("SIMG"); and BlackRock Investment Management (“BlackRock”). Below is a summary of each Sub-adviser’s principal investment strategies. Allocations to the Sub-advisers may be adjusted at any time.

5.   The following paragraph is hereby added immediately after the sub-section entitled "Principal Investment Strategies – Champlain's Principal Investment Strategies" under the section entitled "Additional Information Regarding the Funds' Investment Objective, Strategies and Risks."

SIMG's Principal Investment Strategies

SIMG evaluates and selects securities of both mid-capitalization and small-capitalization companies.  SIMG believes that securities of mid-capitalization and small-capitalization companies have the opportunity to appreciate more quickly than larger-capitalization companies due to greater market inefficiencies.  SIMG attributes these inefficiencies primarily to lower levels of research coverage in this area of the market.

SIMG believes that earnings growth drives stock performance. SIMG uses a disciplined, bottom-up investment selection process that combines both fundamental analysis and the use of proprietary quantitative tools and screens to identify companies that exhibit potential for superior earnings growth that is unrecognized by the markets. SIMG has two screens—one for core growth stocks and one for catalyst stocks. Core growth stocks have strong growth franchises, recurring revenue, and above-average growth rates; catalyst stocks, in comparison, are experiencing change that could lead to accelerated earnings growth. There are common elements in both types of stocks, such as higher forward growth rates, above-median price/earnings ratios, higher return on equity, and positive earnings revisions.

6.   The following paragraph is added immediately after the third paragraph under the sub-section entitled "The Sub-advisers – Small/Mid Cap Growth Fund" under the section entitled "Management of the Funds."

Stephens Investment Management Group, LLC

Stephens Investment Management Group, LLC ("SIMG"), 111 Center Street, Suite 2110, Little Rock, AR 72201, serves as a sub-adviser to the Fund under a sub-advisory agreement (the "SIMG Sub-advisory Agreement") with the Adviser on behalf of the Fund. SIMG is registered as an investment adviser with the SEC and was founded in 2005.

7.   The following row is added to the table under the sub-section entitled "Sub-advisers and Portfolio Managers – Small/Mid Cap Growth Fund" under the section entitled "Management of the Funds."

Sub-adviser	Portfolio Managers	Length of Service to the Small/Mid Cap Growth Fund	Business Experience During the Past Five Years
Stephens Investment Management Group, LLC	Ryan Crane, CFA	Since August 2015	Chief Investment Officer

BRIDGE BUILDER TRUST

Bridge Builder Small/Mid Cap Growth Fund

Supplement dated August 10, 2015
to the Statement of Additional Information ("SAI")
dated April 27, 2015

This supplement provides new and additional information beyond that contained in the
SAI and should be read in conjunction with the SAI.

1.           The following information is hereby added immediately after the information relating to Champlain under the sub-section entitled "Small/Mid Cap Growth Fund" under the section entitled "The Funds' Investment Teams."

Stephens Investment Management Group, LLC ("SIMG"), 111 Center Street, Suite 2110, Little Rock, AR 72201, is the Sub-adviser for an allocated portion of the Small/Mid Cap Growth Fund pursuant to a Sub-advisory Agreement with the Adviser. SIMG is a subsidiary of Stephens Investments Holdings LLC. For its services as a Sub-adviser, SIMG is entitled to receive a fee from the Adviser.

Other Accounts Managed by Portfolio Managers and Ownership of Fund Shares. The table below identifies, for the portfolio manager, the number of accounts managed (excluding the Fund) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. To the extent that any of these accounts are based on account performance, this information is reflected below. Information is shown as of May 29, 2015. Asset amounts are approximate and have been rounded. As of May 29, 2015, the portfolio manager did not beneficially own any shares of the Fund.

	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager(s)	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
All Accounts
Ryan Crane, CFA	3	$1,840,000,000	0	0	47	$1,547,000,000
Accounts Subject to Performance Fees
Ryan Crane, CFA	1	$1,035,500,000	0	0	2	$252,800,000

Material Conflicts

SIMG manages a number of separate accounts and three other registered investment companies that utilize similar investment strategies as the Small/Mid Cap Growth Fund. Most of these separate accounts are charged an asset-based fee by SIMG, but three of the accounts are charged a performance fee. One investment company account pays SIMG an asset based fee plus or minus a performance adjustment.   The performance adjustment is based on the cumulative total return of the assets managed by SIMG relative to the fund’s benchmark.  Two separate accounts managed by SIMG pay SIMG an asset based fee plus a performance component.  The performance component is computed pursuant to a formula and is based on the performance of the account compared to the relevant benchmark.

The firm has established policies and procedures to address the potential conflicts of interest inherent in managing portfolios for multiple clients. These policies and procedures are designed to prevent and detect favorable treatment of one account over another and include policies for allocating trades equitably across multiple accounts, monitoring the composition of client portfolios to ensure that each reflects the investment profile of the client, and reviewing the performance of accounts of similar styles. Additionally, each employee of SIMG is bound by its Code of Ethics, which establishes policies and procedures designed to ensure the clients’ interests are placed before those of an individual or the firm.

Compensation

All SIMG portfolio managers receive compensation in the form of a fixed salary and performance bonus. The performance bonus can represent a significant portion of the total compensation. The amount of a portfolio manager’s bonus is a function of SIMG products’ asset-weighted one-, three-, and five-year pre-tax performance relative to the appropriate benchmark and peer group. Portfolio managers with sector specific responsibilities receive a portion of their bonus based on performance contribution and attribution analysis based on each individual’s performance within their respective sectors. Mr. Crane’s bonus as team leader is more a function of the product’s performance (in the manner described above) and less sensitive to individual stock picks. His bonus also has a subjective portion that is related in part to SIMG’s level of profitability. All SIMG portfolio managers are shareholders of Class B shares of SIMG and receive a portion of the overall net profits of SIMG. Performance is measured over the most recent calendar year.

2.	The first paragraph in Appendix B is hereby deleted and replaced with the following:

The following information is a summary of the proxy voting guidelines for the Adviser and the Sub-advisers.

OLIVE STREET INVESTMENT ADVISERS, LLC (the “Adviser”)

ADVISORY RESARCH, INC.
ARTISAN PARTNERS LIMITED PARTNERSHIP
BARROW, HANLEY, MEWHINNEY & STRAUSS, LLC
BLACKROCK INVESTMENT MANAGEMENT, LLC
CHAMPLAIN INVESTMENT PARTNERS, LLC
CLEARBRIDGE INVESTMENTS, LLC
EAGLE ASSET MANAGEMENT, INC.
JENNISON ASSOCIATES LLC
LAZARD ASSET MANAGEMENT LLC
ROBECO INVESTMENT MANAGEMENT, INC./ BOSTON PARTNERS
SILVERCREST ASSET MANAGEMENT GROUP LLC
STEPHENS INVESTMENT MANAGEMENT GROUP, LLC
SUSTAINABLE GROWTH ADVISERS, LP
VAUGHAN NELSON INVESTMENT MANAGEMENT, L.P.
WELLINGTON MANAGEMENT COMPANY LLP
WILLIAM BLAIR & COMPANY, L.L.C.
(collectively, the “Sub-advisers”)

3.           The following proxy voting guidelines are hereby added to Appendix B immediately after Silvercrest Asset Management Group LLC's proxy voting guidelines:

STEPHENS INVESTMENT MANAGEMENT GROUP, LLC
PROXY VOTING POLICIES AND PROCEDURES

Stephens Investment Management Group, LLC (“Stephens”) has adopted the policies and procedures set out below regarding the voting of proxies on securities held in investment advisory client accounts (the “Policy”).  The Policy is designed by Stephens to comply with its legal, fiduciary and contractual obligations where Stephens has the authority to vote such proxies.  It is the policy of Stephens to vote all proxies on securities held in investment advisory client accounts over which Stephens has voting authority (the “Proxies”) in the best economic interest of its clients.

RESPONSIBILITY

Stephens has established a Proxy Committee consisting of members of senior management of Stephens Inc. and Stephens Investment Management Group, LLC, who collectively have a broad range of experience in the financial services industry.  The Proxy Committee has responsibility for determining Stephens’ voting procedures, exceptions to the procedures and how Stephens will vote Proxies in accordance with these procedures.  The responsibility for monitoring the Policy and the practices, disclosures and recordkeeping relating to Stephens’ Proxy voting will be coordinated through Stephens’ compliance department.

PROCEDURES

Stephens has established various procedures related to Proxy voting to implement the Policy set forth herein.  The Policy and procedures may be amended or updated as appropriate.

Determining Proxy Responsibility.   At the opening of each investment advisory client relationship, proxy voting responsibility, including any applicable regulatory requirements, will be determined, and any client proxy policies and/or guidelines regarding proxy voting will be ascertained.  Stephens’ investment management agreements typically specify that Stephens will assume proxy voting authority, unless a client retains such authority.

Voting and Voting Guidelines.  Stephens has retained the services of Institutional Shareholder Services (“ISS”), an independent proxy-voting service provider, to provide research, recommendations and other proxy voting services for client Proxies.  Absent a determination by Stephens to override ISS’s guidelines and/or recommendations (see below), Stephens will vote all client Proxies in accordance with ISS guidelines and recommendations.  Stephens has also retained ISS for its turn-key voting agent service to administer its Proxy voting operation.  As such, ISS is responsible for submitting all Proxies in a timely manner and for maintaining appropriate records of Proxy votes.  Stephens may hire other services providers or replace or supplement ISS with respect to any of the services it currently receives from ISS.

ISS maintains Proxy Voting Guidelines (the “Guidelines”) that address a wide variety of individual topics, including, among others, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive compensation, reorganizations, mergers and various shareholder proposals.  A summary of the Guidelines as of the date stated thereon is attached as Appendix A.   These Guidelines may be amended from time to time.

Overrides.  While it is Stephens’ policy generally to follow the Guidelines and recommendations from ISS, Stephens retains the authority to adopt guidelines from time to time that differ from the Guidelines.  In addition, Stephens retains the authority on any particular Proxy vote to vote differently from the Guidelines or a related ISS recommendation.  Such authority may be exercised only by the Proxy Committee.  With respect to changing any voting guidelines from the ISS Guidelines, the Proxy Committee will consider the reasons for changing the guidelines and will create and maintain a written record reflecting its reasons for adopting the changed guidelines.  With respect to any ISS Proxy recommendation that is proposed to be overridden by the Proxy Committee, the Proxy Committee shall (i) consider the reasons for voting in a manner different from the ISS recommendation; (ii) consider whether there is a material conflict of interest between Stephens and its advisory clients that would make it inappropriate for the Proxy Committee to vote in a manner different from the ISS recommendations; (iii) exercise its judgment to vote the Proxy in the best economic interests of Stephens’ investment advisory clients; and (iv) create and maintain a written record reflecting the basis for its judgment as to such Proxy vote.  In the event that any member of the Proxy Committee has any material pecuniary interest (direct or indirect) in a Proxy matter that is separate and distinct from that of a shareholder of the Proxy issuer, then the member shall recuse himself from the Proxy Committee’s deliberations regarding that matter.

The Proxy Committee may, with respect to any particular proxy matter under consideration, solicit and/or receive input from any employee of Stephens Inc. or its affiliates (e.g., an employee with the Stephens Inc. Research Department), so long as neither the individual nor his department have a material interest in the outcome of the proxy matter under consideration that would potentially conflict with the economic interests of Stephens’ advisory clients.  For example, the Proxy Committee should not solicit input from a Stephens Inc. investment banker with respect to a proxy matter if Stephens Inc. investment bankers are advising the issuer on the transaction underlying the proxy.

Conflicts of Interest.  Stephens is part of a large financial services organization that has investment banking and other business relationships with, and/or ownership interests in, many issuers of securities.  Such relationships may, from time to time, create or give rise to the appearance of a conflict of interest between Stephens (or its affiliates) and its clients.  For example, an affiliate of Stephens may have an investment banking relationship with an issuer of voting securities that could create the potential for a conflict with Stephens’ duty, in the Proxy voting process, to act in the best economic interest of its investment advisory clients.  Stephens has implemented procedures designed to prevent conflicts of interest from influencing its Proxy voting decisions.  These procedures include information barriers and, most significantly, the use of an independent third party (currently ISS) to assist in the Proxy voting process.

Recordkeeping.  Stephens shall maintain relevant records, in paper or electronic format, through EDGAR or ISS, including Proxy statements, related research materials, Proxy ballots and votes, on an issue and client basis.  Stephens shall also maintain a copy of any written client request for Proxy voting information regarding investment advisory client securities and any written responses thereto.

Periodic Review.  The Proxy Committee shall periodically review the Policy and the Proxy voting services provided by any third party for purposes of evaluating the effectiveness and overall quality of the Policy and the Proxy services.